Basis of Presentation, Significant Accounting Policies, and Recently Issued Accounting Standards - Oil and Natural Gas Properties and Other Property and Equipment (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Oil and natural gas properties, other property and equipment
Capitalized costs in connection with exploratory wells in progress	$ 0	$ 0
Abandonment expense and impairment of unproved properties	7,619	20,025	$ 8,561
Impairment of unproved properties		13,800
Impairment attributable to lease expirations		6,200	7,400
Impairment of proved properties	$ 0	$ 0	$ 0
Minimum
Other Property and Equipment
Estimated useful lives of assets	3 years
Maximum
Other Property and Equipment
Estimated useful lives of assets	20 years